Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of net debt and corresponding gearing ratios
The net debt and corresponding gearing ratios as of December 31, 2024 and 2023 were as follows:

	2024	2023

Group debt (Note 38) (i)	9,165,747	8,512,319
Structured financing (Note 20 (b))	3,282,750	1,841,790
Total debt	12,448,497	10,354,109
Cash	(5,610,548)	(3,943,307)
Securities purchased under resale agreements (Note 6 (a))	(2,885,843)	(2,760,296)
Bank deposit certificates (Note 7 (a))	(69,224)	(67,985)
Other deposits at Brazilian Central Bank (Note 20 (a))	(4,343,999)	(2,438,896)
Net debt	(461,117)	1,143,625

Total equity attributable to owners of the parent company	20,043,557	19,449,352
Total capital	19,582,440	20,592,977
Gearing ratio %	(2.35)%	5.55%

(i)    Includes debentures and bonds designated as fair value through profit or loss. See Note 7(e) and 17, respectively.